Award Timing Disclosure	12 Months Ended
Jan. 03, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We generally grant annual equity-based awards in the first quarter of each year, in conjunction with our annual compensation review and approval process, although the exact timing may change from year to year. It is our practice to approve these annual equity-based incentive awards with a grant date which falls outside of our quarterly blackout period during which trading in our securities is prohibited under our Insider Trading Policy. Equity awards granted to our Board of Directors generally have a grant date that falls on the date of our annual meeting of stockholders. Under our Omnibus Incentive Compensation Plan, the exercise price of stock options is equal to the closing stock price of our common stock during regular trading hours on the grant date, or, if there were no trades on that day, the latest preceding date upon which a trade was reported.
The Compensation Committee or its delegate may also consider and approve interim grants at other times of the year for new hires, in connection with promotions, for retention or other purposes from time to time based on business needs, changing compensation practices or other factors. These awards are generally approved on a quarterly basis.
It is not our practice to time the disclosure of material non-public information for the purpose of affecting the value of executive compensation. For the 2025 equity grants, no awards were approved within four business days before or one business day after the filing of a Form 10-Q, 10-K, or 8-K disclosing material nonpublic information.

Award Timing Method
We generally grant annual equity-based awards in the first quarter of each year, in conjunction with our annual compensation review and approval process, although the exact timing may change from year to year. It is our practice to approve these annual equity-based incentive awards with a grant date which falls outside of our quarterly blackout period during which trading in our securities is prohibited under our Insider Trading Policy. Equity awards granted to our Board of Directors generally have a grant date that falls on the date of our annual meeting of stockholders. Under our Omnibus Incentive Compensation Plan, the exercise price of stock options is equal to the closing stock price of our common stock during regular trading hours on the grant date, or, if there were no trades on that day, the latest preceding date upon which a trade was reported.
The Compensation Committee or its delegate may also consider and approve interim grants at other times of the year for new hires, in connection with promotions, for retention or other purposes from time to time based on business needs, changing compensation practices or other factors. These awards are generally approved on a quarterly basis.
It is not our practice to time the disclosure of material non-public information for the purpose of affecting the value of executive compensation. For the 2025 equity grants, no awards were approved within four business days before or one business day after the filing of a Form 10-Q, 10-K, or 8-K disclosing material nonpublic information.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
The Compensation Committee or its delegate may also consider and approve interim grants at other times of the year for new hires, in connection with promotions, for retention or other purposes from time to time based on business needs, changing compensation practices or other factors. These awards are generally approved on a quarterly basis.
It is not our practice to time the disclosure of material non-public information for the purpose of affecting the value of executive compensation. For the 2025 equity grants, no awards were approved within four business days before or one business day after the filing of a Form 10-Q, 10-K, or 8-K disclosing material nonpublic information.

MNPI Disclosure Timed for Compensation Value	false